Consolidated statements of financial position	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents (Note 13)	$ 4,245,983	$ 6,658,076
Gold in trust (Note 8)	1,082,801	974,397
Accounts receivable and prepaid expenses (Note 4)	453,640	259,471
Total current assets	5,782,424	7,891,944
Non-current assets
Right-of-use assets (Note 5)	330,597	432,319
Property, plant and equipment (Note 6)	6,601,742	6,610,871
Exploration and evaluation assets (Note 7)	1	63,115,076
Total non current assets	6,932,340	70,158,266
TOTAL ASSETS	12,714,764	78,050,210
Current liabilities
Trade and other payables (Note 11 (a))	851,158	340,509
Current portion of lease liabilities (Note 5)	100,531	88,295
Total current liabilities	951,689	428,804
Non-current liabilities
Long-term portion of lease liabilities (Note 5)	277,104	377,635
Gold loan payable (Note 8)	4,371,546	3,929,015
Warrant liability (Note 9)		102,787
Derivative financial liabilities (Note 8)	108,830	306,084
Deferred income tax liability (Note 14)		3,090,208
Total non current liabilities	4,757,480	7,805,729
Total liabilities	5,709,169	8,234,533
EQUITY
Share capital (Note 10)	141,040,654	141,040,654
Reserves (Note 10)	23,356,523	22,546,373
Deficit	(157,391,582)	(93,771,350)
Total equity	7,005,595	69,815,677
TOTAL EQUITY AND LIABILITIES	$ 12,714,764	$ 78,050,210